                                               PROSPECTUS
                                                  DATED                                        FOR
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENT NO. 1
DATED AUGUST 13, 2004
                                           JULY 1, 2004              State Street Research Health Sciences Fund

                                           MAY 1, 2004               State Street Research Investment Trust

                                           MARCH 1, 2004             State Street Research Government Income Fund
                                                                     State Street Research Legacy Fund

SUPPLEMENT NO. 2
DATED AUGUST 13, 2004
                                           FEBRUARY 1, 2004          State Street Research Mid-Cap Growth Fund
                                                                     State Street Research Emerging Growth Fund

                                           NOVEMBER 1, 2003          State Street Research Large-Cap Value Fund
                                                                     State Street Research Mid-Cap Value Fund

SUPPLEMENT NO. 3
DATED AUGUST 13, 2004
                                           NOVEMBER 1, 2003          State Street Research Global Resources Fund

                                           SEPTEMBER 1, 2003         State Street Research Large-Cap Analyst Fund

SUPPLEMENT NO. 4
DATED AUGUST 13, 2004
                                           FEBRUARY 1, 2004          State Street Research Aurora Fund

[STATE STREET RESEARCH LOGO]

                                                                   SSR-8865-0804
                                                 Control Number: (exp0905)SSR-LD

YOUR INVESTMENT - CHOOSING A SHARE CLASS - CLASS B(1) - BACK-LOAD

The following is added to the information on Class B(1) shares under the caption "Your Investment - Choosing a Share Class" in the prospectus:

   -   Maximum initial investment of $49,999

YOUR INVESTMENT - DEALER COMPENSATION

The text of the prospectus section titled "Your Investment - Dealer Compensation" is revised in its entirety as follows, and the paragraph titled "Brokers for Portfolio Trades" is deleted in its entirety.

   "FINANCIAL PROFESSIONAL COMPENSATION

   Financial professionals (including brokers, dealers, financial planners, investment advisers, retirement plan administrators and other intermediaries) who sell shares of the State Street Research funds and/or perform services may receive sales commissions, annual fees and other compensation. The fund's distributor makes these payments to financial professionals using money from sales charges and service/distribution (12b-1) fees as shown on the table to the right. In addition, the distributor or its affiliates may make payments to financial professionals out of their own resources. These additional payments may be significant. They are generally based on a percentage of the value of fund shares held by customers of the financial professional, the amount of sales of fund shares by the financial professional over a specified period or a fixed per account fee. These payments may be made to financial professionals for selling shares of the fund and/or for services provided, such as marketing support, recordkeeping, sub-accounting and other administrative services. The financial professionals receiving these payments may include affiliates of the distributor, including MetLife Securities, Inc. You may obtain further information about these payments in the statement of additional information (SAI) or from your financial professional.

   Brokers, agents and other financial professionals may charge a transaction fee on orders of fund shares placed directly through them."

The table titled "Dealer Commissions (%)" is now titled "Financial Professional Compensation (%)." The table is revised to include in tabular format the following information.

   "The service/distribution (12b-1) fee payable to a shareholder's financial professional, as a percentage of average net assets, for each class of shares of the fund is: Class A, 0.25%; Class B(1), 0.25%; Class B, 0.25%; Class C, 1.00%; Class R, 0.25%; and Class S, 0.00%. The distributor may increase the annual fee shown for Class A shares by up to 0.15%. The payments to financial professionals for Classes B(1), B and C commence one year following a shareholder's purchase of such shares. For Class R shares, offered only by certain funds, the distributor may increase the annual fee shown by up to 0.25%."

BUYING AND SELLING SHARES - POLICIES FOR BUYING SHARES

The following is added following the sections titled "Minimum Initial Investments" and "Minimum Additional Investments" in the prospectus:

   "The fund may vary the minimums for initial or subsequent investments in the case of, for example, investments under various retirement and employee benefit plans, sponsored arrangements involving group solicitations of the members of an organization, investments through managed fee-based programs (e.g., wrap-fee or similar programs) or so-called fund supermarkets, or through programs of financial professionals involving recordkeeping and other services."

DISTRIBUTIONS AND TAXES - BACKUP WITHHOLDING

The paragraph titled "Backup Withholding" under the caption "Your Investment - Distributions and Taxes" is revised in its entirety as follows:

   "BACKUP WITHHOLDING By law, the fund must withhold 28% (31% for amounts paid after December 31, 2010) of your distributions and proceeds if you have not provided complete, correct taxpayer information."

FOR GOVERNMENT INCOME FUND ONLY

The table titled "Average Annual Total Returns" under the caption "Volatility and Performance" at page 4 of the prospectus is revised as follows:

AVERAGE ANNUAL TOTAL RETURNS (AT MAXIMUM APPLICABLE SALES CHARGE)                                    AS OF DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    1 YEAR     5 YEARS   10 YEARS
   Class A (%)                                       Return Before Taxes                            (2.88)      4.17       5.58
                                                     Return After Taxes on Distributions            (4.34)      1.98       3.15
                                                     Return After Taxes on Distributions and Sale
                                                     of Fund Shares                                 (1.88)      2.17       3.20
   Class B(1) (%)(a)                                 Return Before Taxes                            (3.94)      3.99       5.24
   Class B (%)                                       Return Before Taxes                            (3.87)      4.07       5.28
   Class C (%)                                       Return Before Taxes                             0.02       4.39       5.29
   Class R (%)(b)                                    Return Before Taxes                             1.52       5.10       6.05
   Class S (%)                                       Return Before Taxes                             1.92       5.44       6.34
   Lehman Brothers Intermediate Government Index (%) Return Before Taxes                             2.29       6.18       6.32
   Merrill Lynch Government Master Index (%)         Return Before Taxes                             2.36       6.22       6.71
   Lipper General U.S. Government Funds Index (%)    Return Before Taxes                             1.30       5.18       5.71

(a) PERFORMANCE FOR CLASS B(1) REFLECTS CLASS B PERFORMANCE THROUGH DECEMBER 31, 1998. CLASS B(1) WAS INTRODUCED ON JANUARY 1, 1999.

(b) PERFORMANCE FOR CLASS R SHARES REFLECTS CLASS A PERFORMANCE THROUGH APRIL 2, 2003 AND CLASS R SHARE PERFORMANCE THEREAFTER.

The third column on page 5 of the prospectus is revised in its entirety as follows:

   "Also included are two independent measures of performance. The Lehman Brothers Intermediate Government Index is an unmanaged index of fixed-rate U.S. Treasury and agency securities. The Lipper General U.S. Government Funds Index shows the performance of a category of mutual funds with similar goals. The Lipper index, which is also unmanaged, shows you how well the fund has done compared to competing funds.

   While the fund does not seek to match the returns or the volatility of any index, these indices can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effect of sales charges. Also, even if your portfolio were identical to the Lehman Brothers Intermediate Government Index, your returns would always be lower, because this index does not include brokerage or administrative expenses.

   Previously, the fund compared its performance to the Merrill Lynch Government Master Index. It now compares its performance to the Lehman Brothers Intermediate Government Index because the Lehman Brothers index better reflects the expected duration of the fund's portfolio securities.

   Keep in mind that past performance (before or after taxes) is no guarantee of future results."

                        Supplement Dated August 13, 2004

                TO
THIS IS         STATEMENT OF ADDITIONAL
SUPPLEMENT #    INFORMATION DATED                                         FOR
------------    -----------------------     -------------------------------------------------------------
     4          September 1, 2003           State Street Research Large-Cap Analyst Fund
                                                A SERIES OF STATE STREET RESEARCH SECURITIES TRUST

     3          November 1, 2003            State Street Research Mid-Cap Value Fund
                                            State Street Research Large-Cap Value Fund
                                            State Street Research Global Resources Fund
                                                SERIES OF STATE STREET RESEARCH EQUITY TRUST

     2          February 1, 2004            State Street Research Mid-Cap Growth Fund
                                            State Street Research Emerging Growth Fund
                                            State Street Research Aurora Fund
                                                SERIES OF STATE STREET RESEARCH CAPITAL TRUST

     1          March 1, 2004               State Street Research Government Income Fund
                                                A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

     1          March 1, 2004               State Street Research Legacy Fund
                                                A SERIES OF STATE STREET RESEARCH SECURITIES TRUST

     1          May 1, 2004                 State Street Research Investment Trust
                                                A SERIES OF STATE STREET RESEARCH MASTER INVESTMENT TRUST

     1          July 1, 2004                State Street Research Health Sciences Fund
                                                A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

DISTRIBUTION OF FUND SHARES -- PLAN(S) OF DISTRIBUTION PURSUANT TO RULE 12b-1

     The second to last paragraph of the section titled "Distribution of Fund Shares -- Plan(s) of Distribution Pursuant to Rule 12b-1" of Section II of the Statement of Additional Information for the above-referenced funds is revised in its entirety as follows:

          "In addition to payments of service and distribution fees, the Distributor or its affiliates may make payments to financial professionals (including brokers, dealers, financial planners, investment advisers, retirement plan administrators and other intermediaries) out of their own resources for marketing and selling the Fund's shares and/or for certain other services. The Distributor or its affiliates may also provide certain non-cash compensation as permitted by NASD rules to financial professionals in connection with meetings held by the Distributor or by a financial professional for the purpose of training or education of the financial professional's representatives. These additional payments may be significant and may be made to affiliates of the Distributor, including MetLife Securities, Inc."

CONTROL NUMBER:  (exp0905)SSR-LD                                   SSR-8931-0804

The following is added immediately following the above paragraph:

          "MARKETING SERVICES. The Distributor may make payments to certain financial professionals in exchange for the promotion and sale of Fund shares and related services, including access by representatives of the Distributor to sales meetings and sales representatives of the financial professional, education of financial professional personnel regarding the Fund and inclusion of the Fund on the financial professional's list of recommended funds. Payments to financial professionals for these activities are generally based on either the value of shares sold by the financial professional over a period of time (generally up to 0.35% of such sales), the value of the Fund shares held through the financial professional (generally up to 0.10% of such assets per year), reimbursement of ticket charges and other expenses and/or a fixed annual fee.

          OTHER SERVICES. The Distributor also may make payments to financial professionals that provide other services including, among others, responding to inquiries from customers or prospective customers of the financial professionals regarding the Fund, processing purchase orders and redemption requests for Fund shares, creating and maintaining sub-accounts, recordkeeping, and delivery of prospectuses, proxy materials, shareholder reports and other communications that relate to ownership of shares in the Fund. For these services, financial professionals are generally paid either a fixed annual fee based on the number of customers holding interests in the Fund's shares (generally not to exceed $15 annually for each account), the value of Fund shares held through the financial professional (generally up to 0.30% per year of the average daily value of Fund shares), and/or reimbursement of networking fees and other expenses."